Equity Capital and Earnings Per Share - Changes in Common Shares Issued and Outstanding (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 48,727
Balance, end of year	$ 52,960	$ 48,727
Common shares
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,806	1,865
Repurchased for cancellation	(83)	(63)
Issued on exercise of stock options and deferred share units	6	4
Balance, end of year	1,729	1,806
Balance, beginning of year	$ 21,527	$ 22,178
Repurchased for cancellation	(989)	(745)
Issued on exercise of stock options and deferred share units	143	94
Balance, end of year	$ 20,681	$ 21,527